Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Provision for income taxes
The provision for income taxes has been computed as follows:

	Years Ended December 31
	2017	2016
Net loss before income taxes	$(69,254)	$(757,787)
Expected income taxes at the statutory rate of 26.93% (2016 – 27.00%)(1)	(18,650)	(204,602)
Increase (decrease) in income tax recovery resulting from:
Share-based compensation	4,177	3,610
Non-taxable portion of foreign exchange (gain) loss	(11,615)	(5,309)
Effect of change in income tax rates(1)	(104)	1,180
Effect of rate adjustments for foreign jurisdictions	(42,214)	(63,745)
Effect of U.S. tax reform(2)	(91,830)	—
Effect of change in deferred tax benefit not recognized(3)	(11,615)	(5,309)
Adjustments and assessments(4)	15,423	1,572
Income tax recovery	$(156,428)	$(272,603)

(1)	Expected income tax rate decreased due to a decrease in the corporate income tax rate in Saskatchewan (from 12% to 11.75%).

(2)
On December 22, 2017, the United States of America (the "U.S.") enacted the Tax Cuts and Jobs Act which altered the federal income tax law that applies to Baytex's U.S. subsidiary. The changes include a reduction of the statutory income tax rate to 21% from 35%, resulting in a $91.8 million deferred tax recovery.

(3)
A deferred income tax asset has not been recognized for allowable capital losses of $86 million related to the unrealized foreign exchange losses arising from the translation of U.S. dollar denominated long-term notes ($129 million as at December 31, 2016).

(4)
The Company is regularly subject to audit by the revenue authorities in the jurisdictions in which it operates. During the year ended December 31, 2017, the Company accepted an audit proposal from the Canada Revenue Agency which reduced certain non-capital loss tax pools by $39.3 million and resulted in a $10.6 million increase in deferred tax expense.

Continuity of net deferred income tax liability
A continuity of the net deferred income tax liability is detailed in the following tables:

As at	January 1, 2017	Recognized in Net Loss	Share Issuance Costs	Foreign Currency Translation Adjustment	December 31, 2017
Taxable temporary differences:
Petroleum and natural gas properties	$(967,579)	$221,697	$—	$49,455	$(696,427)
Financial derivatives	7,869	659	—	—	8,528
Deferred income	(419)	(17,408)	—	—	(17,827)
Other	(5,018)	6,076	—	(7,014)	(5,956)
Deductible temporary differences:
Asset retirement obligations	93,016	5,925	—	(964)	97,977
Financial derivatives	—	—	—	—	—
Non-capital losses	404,952	(48,380)	—	(25,823)	330,749
Finance costs	91,484	(13,226)	—	—	78,258
Net deferred income tax liability(1)	$(375,695)	$155,343	$—	$15,654	$(204,698)

(1)	Non-capital loss carry-forwards at December 31, 2017 totaled $1,478.5 million and expire from 2023 to 2037.

As at	January 1, 2016	Recognized in Net Loss	Share Issuance Costs	Foreign Currency Translation Adjustment	December 31, 2016
Taxable temporary differences:
Petroleum and natural gas properties	$(1,105,470)	$112,710	$—	$25,181	$(967,579)
Financial derivatives	(29,961)	37,830	—	—	7,869
Deferred income	(28,387)	27,968	—	—	(419)
Other	(6,595)	2,327	1,370	(2,120)	(5,018)
Deductible temporary differences:
Asset retirement obligations	83,189	10,231	—	(404)	93,016
Financial derivatives	1,582	(1,582)	—	—	—
Non-capital losses	383,450	30,530	—	(9,028)	404,952
Finance costs	46,937	44,547	—	—	91,484
Net deferred income tax liability(1)	$(655,255)	$264,561	$1,370	$13,629	$(375,695)

(1)	Non-capital loss carry-forwards at December 31, 2016 totaled $1,191.7 million and expire from 2023 to 2036.

Summary of tax pools
The following is a summary of Baytex's tax pools:

	December 31, 2017	December 31, 2016
Canadian Tax Pools
Canadian oil and natural gas property expenditures	$308,366	$198,525
Canadian development expenditures	176,188	250,239
Canadian exploration expenditures	1,343	210
Undepreciated capital costs	228,739	256,549
Non-capital losses	337,808	151,959
Financing costs and other	46,986	69,025
Total Canadian tax pools	$1,099,430	$926,507

U.S. Tax Pools
Depletion	$183,406	$297,252
Intangible drilling costs	204,857	388,727
Tangibles	108,631	136,969
Non-capital losses	1,140,673	1,039,782
Other	303,357	201,896
Total U.S. tax pools	$1,940,924	$2,064,626